Acquisitions - Schedule of changes in fair values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Acquisition [Abstract]
Balance at the beginning	$ 40,064	$ 101,859
Escrowed shares	0	0
Fair value remeasurement	(11,187)	(61,795)
Balance at the ending	$ 28,877	$ 40,064